Results for the Year - Corporate and Deferred Tax (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Results for the Year
Current tax on result	kr 1,191	kr 444	kr 161
Adjustment to deferred tax	(112)	294	458
Adjustment to valuation allowance	67	(45)	(479)
Total tax expense (income)	kr 1,146	kr 693	kr 140